Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
13. INCOME TAXES
For the years ended December 30, 2021 and 2020, the Company recorded a provision for income taxes of $3,360 and $2,780, respectively. The effective income tax rates (“ETR”) for the years ended December 31, 2021 and 2020 were 11.71% and 29.35%, respectively.
As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. As of December 31, 2021, management has recorded a valuation allowance on certain deferred tax assets where management believes that after considering all of the available evidence, The Company has determined that these deferred tax assets will not be realized. The valuation allowance increased by $256 from December 31, 2020.
The components of income (loss) from operations before income taxes consist of the following for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Domestic	$28,276	$9,946
Foreign	503	(471)

Income from operations before income taxes	$28,779	$9,475

Components of the provision for income taxes consist of the following for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Current provision (benefit):
Federal	$3,908	$3,465
State and local	2,325	1,643
Foreign	18	(11)

Total current provision	6,251	5,097
Deferred benefit:
Federal	(2,054)	(1,614)
State and local	(837)	(703)
Foreign	—	—

Total deferred benefit	(2,891)	(2,317)

Provision for income taxes	$3,360	$2,780

Reconciliation of the federal statutory rate to the Company’s effective tax rate is the following for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Federal income tax rate	21.00%	21.00%
State and local taxes, net of federal benefit	5.22%	7.68%
Foreign rate differential	0.10%	-0.27%
Unrealized gain on Seller’s Earn-Out and warrants valuation	-22.06%	0.00%
Non-deductible transaction costs	3.95%	0.00%
Permanent items	2.00%	1.18%
Research and development credits	-1.27%	-2.96%
Equity option forfeitures	0.05%	1.38%
Write-off of 162(m) limited stock options	3.29%	0.00%
Change in valuation allowance	0.64%	1.20%
State FIN 48	-1.12%	0.14%
Other	-0.09%	0.00%

Effective tax rate	11.71%	29.35%

The tax effects of significant temporary differences that comprise deferred tax assets and liabilities were as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Deferred tax assets:
Accrued expenses	$364	$598
Capitalized costs	3,321	—
Deferred rent	540	505
Investments	—	30
Net operating losses	677	353
Reserves	173	178
Equity-based compensation	770	389
Uncertain Tax Positions	—	86

Deferred tax assets	5,845	2,139
Valuation Allowance	(370)	(114)

Net deferred tax asset	5,475	2,025
Deferred tax liabilities:
Property & equipment	(770)	(315)
Intangible assets	(4,271)	(6,230)

Deferred tax liabilities	(5,041)	(6,545)

Deferred tax asset (liability)	$434	$(4,520)

As of December 31, 2021, the Company has U.S Federal net operating losses of $2,592, U.S. state net operating loss carryforwards of $2,585, both of which may be subject to a Section 382 limitation. U.S. Federal net operating losses do not expire, U.S. State net operating losses will begin to expire in 2040, and Canadian net operating losses will begin to expire in 2040.
As tax law is complex and often subject to varied interpretations, it is uncertain whether some of our tax positions will be sustained upon examination. Tax liabilities associated with uncertain tax positions represent unrecognized tax benefits, which arise when the estimated benefit recorded in our financial statements differs from the amounts taken or expected to be taken in a tax return because of the uncertainties described above.

	Year Ended December 31,
	2021	2020
Unrecognized tax benefits—beginning of period	$380	$380
Tax position changes—current period	(380)	—
Unrecognized tax benefits—end of period	—	380
Interest and penalties—end of period	—	27

Total liabilities related to uncertain tax positions	$—	$407

The above unrecognized tax benefit was associated with state returns for the 2018 and 2019 tax years that had not been filed as of the filing of the Company’s Consolidated Financial Statements as of and for the year ended December 31, 2020 for states that the Company had economic nexus. These state returns were filed during the year ended December 31, 2021, resulting in the release of the reserve in full. The Company recognizes interest and penalties associated with uncertain tax positions as a component of the provision for income taxes. The Company recognizes interest and penalties associated with uncertain tax positions as a component of the provision for income taxes. The Company recognized interest and penalties expense of $0 and $18, for the years ended December 31, 2021 and 2020, respectively. The Company recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. The Company is subject to taxation in the U.S, various states, and Canada. As of December 31, 2021, the Company’s tax returns remain open and subject to examination by the tax authorities for the tax years 2018 and after.
If amounts are repatriated from our foreign subsidiaries, we could be subject to additional
non-U.S.
income and withholding taxes. We consider undistributed earnings of such foreign subsidiaries to be indefinitely reinvested.
In response to the market volatility and economic instability prompted by
COVID-19,
the CARES Act was enacted and signed into law on March 27, 2020. The CARES Act is a $2 trillion relief package comprising a combination of tax provisions and other stimulus measures. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carry back periods, alternative minimum tax credit refunds, modifications to the interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company has accounted for the relevant impacts, if any, of the CARES Act in its December 31, 2021 and 2020 Consolidated Financial Statements.
On December 22, 2016, the Legacy AdTheorent and a private equity investment firm closed a growth recapitalization transaction in partnership with Legacy AdTheorent’s co-founders
and existing investors (the “Sellers”). As part of that transaction, Legacy AdTheorent was to pay to the former Sellers an amount equal to the tax benefit realized by the Company during each of the first five taxable years of the Company through 2020, any net operating loss carryover and research credits as a portion of the residual purchase price. In the year ended December 31, 2020, the remaining accrual of $917 was paid. As of December 31, 2021 and 2020, all tax attributes arising from December 22, 2016 and prior were exhausted.